AOCI - Additional share information (Details 2) - SFr / shares		3 Months Ended					6 Months Ended
		Jun. 30, 2020		Mar. 31, 2020		Jun. 30, 2019	Jun. 30, 2020		Jun. 30, 2019	Dec. 31, 2019
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		2,556,011,720		2,556,011,720		2,556,011,720	2,556,011,720		2,556,011,720
Common Stock, Shares, Issued, Ending Balance		2,556,011,720		2,556,011,720		2,556,011,720	2,556,011,720		2,556,011,720
Treasury shares
Treasury Stock, Shares, Beginning Balance		156,996,084		119,761,811		48,217,358	119,761,811		5,427,691
Sale of treasury shares		170,488,741		239,476,586		153,739,570	409,965,327		392,245,695
Repurchase of treasury shares		172,555,047		280,063,390		190,464,698	452,618,437		473,434,435
Share-based compensation, net of tax		44,650,431		3,352,531		36,705,356	48,002,962		38,379,301
Treasury Stock, Shares, Ending Balance		114,411,959		156,996,084		48,237,130	114,411,959		48,237,130
Common shares outstanding		2,441,599,761	[1]	2,399,015,636	[1]	2,507,774,590	2,441,599,761	[1]	2,507,774,590	2,436,249,909
Par value (in CHF per share)		SFr 0.04		SFr 0.04		SFr 0.04	SFr 0.04		SFr 0.04	SFr 0.04
Authorized shares (in shares)	[2]	3,209,011,720		3,209,011,720			3,209,011,720			3,209,011,720
Unissued shares (in shares)		653,000,000		653,000,000		653,000,000	653,000,000		653,000,000
Capital Instrument Reserved
Treasury shares
Unissued shares (in shares)		111,193,477		111,193,477		111,193,477	111,193,477		111,193,477
Bank
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	[3]			4,399,680,200			4,399,680,200
Common Stock, Shares, Issued, Ending Balance	[3]	4,399,680,200					4,399,680,200
Treasury shares
Common shares outstanding	[3]	4,399,680,200					4,399,680,200			4,399,680,200
Par value (in CHF per share)	[3]	SFr 1.00					SFr 1.00			SFr 1.00

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,193,477 of these shares were reserved for capital instruments.
[2]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[3]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of June 30, 2020. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.